Other Tax Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Tax Liabilities
Other tax liabilities, current	€ 632	€ 650
Other non-financial liabilities, current	€ 4,643	€ 4,839
Other tax liabilities as % of other non-financial liabilities, current	14.00%	13.00%
Other tax liabilities, non-current	€ 0	€ 0
Other non-financial liabilities, non-current	€ 770	€ 957
Other tax liabilities as % of other non-financial liabilities, non-current	0.00%	0.00%
Other taxes	€ 632	€ 650
Other non-financial liabilities	€ 5,413	€ 5,796
Other tax liabilities as % of other non-financial liabilities	12.00%	11.00%